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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-08355
                                   ------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 6200 The Corners Parkway          Norcross, Georgia               30092
--------------------------------------------------------------------------------
         (Address of principal executive offices)                (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.  6200 The Corners Parkway   Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                     ----------------------


Date of fiscal year end:        December 31, 2005
                          ----------------------------------

Date of reporting period:       March 31, 2005
                          ----------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)
================================================================================
COMMON STOCKS - 100.4%                                 SHARES          VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL - 17.3%
AMLI Residential Properties Trust                       33,890     $   928,247
Apartment Investment & Management Co. - Class A        126,550       4,707,660
Archstone-Smith Trust                                  264,316       9,015,819
Associated Estates Realty Corp.                         24,770         246,957
Avalonbay Communities, Inc.                             95,634       6,396,958
BRE Properties, Inc. - Class A                          66,670       2,353,451
Camden Property Trust                                   65,185       3,065,651
Cornerstone Realty Income Trust, Inc.                   74,510         739,139
Equity Residential Properties Trust                    374,100      12,049,761
Essex Property Trust, Inc.                              30,360       2,093,018
Gables Residential Trust                                38,750       1,290,375
Home Properties of New York, Inc.                       44,320       1,719,616
Mid-America Apartment Communities, Inc.                 27,290         996,085
Post Properties, Inc.                                   52,860       1,640,774
Sun Communities, Inc.                                   24,200         866,360
Town & Country Trust                                    22,060         583,487
United Dominion Realty Trust, Inc.                     181,280       3,783,314
                                                                   -----------
                                                                    52,476,672
                                                                   -----------
DIVERSIFIED - 9.5%
Colonial Properties Trust                               36,230       1,391,594
Correctional Properties Trust                           14,530         366,882
Cousins Properties, Inc.                                58,640       1,517,017
Crescent Real Estate Equities Co.                      113,550       1,855,407
Equity Lifestyle Properties, Inc.                       27,770         978,892
iStar Financial, Inc.                                  147,360       6,068,285
Lexington Corporate Properties Trust                    64,120       1,406,793
Pennsylvania Real Estate Investment Trust               47,760       1,925,683
Trustreet Properties, Inc.                              76,200       1,172,718
Vornado Realty Trust                                   153,880      10,659,268
Washington Real Estate Investment Trust                 55,280       1,589,300
                                                                   -----------
                                                                    28,931,839
                                                                   -----------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 98.6% (Continued)                      SHARES          VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 4.4%
Health Care Property Investors, Inc.                   177,526     $ 4,166,535
Healthcare Realty Trust, Inc.                           63,093       2,299,109
Health Care REIT, Inc.                                  69,350       2,219,200
National Health Investors, Inc.                         33,570         872,149
Nationwide Health Properties, Inc.                      88,500       1,788,585
Senior Housing Properties Trust                         84,280       1,405,790
Universal Health Realty Income Trust                    15,544         439,118
                                                                   -----------
                                                                    13,190,486
                                                                   -----------
HOTEL - 2.7%
Equity Inns, Inc.                                       71,640         790,189
FelCor Lodging Trust, Inc.                              72,810         905,028
Hospitality Properties Trust                            83,570       3,374,557
Innkeepers USA Trust                                    56,050         723,606
LaSalle Hotel Properties                                39,540       1,148,637
MeriStar Hospitality Corp.                             115,590         809,130
Winston Hotels, Inc.                                    34,920         408,564
                                                                   -----------
                                                                     8,159,711
                                                                   -----------
INDUSTRIAL/OFFICE - 29.5%
Alexandria Real Estate Equities, Inc.                   25,840       1,663,579
AMB Property Corp.                                     111,030       4,196,934
Arden Realty, Inc.                                      87,800       2,972,030
Bedford Property Investors, Inc.                        20,450         446,423
Boston Properties, Inc.                                134,290       8,088,287
Brandywine Realty Trust                                 73,590       2,089,956
CarrAmerica Realty Corp.                                72,640       2,291,792
Catellus Development Corp.                             136,930       3,649,184
CenterPoint Properties Corp.                            64,490       2,644,090
Corporate Office Properties Trust                       40,770       1,079,590
CRT Properties, Inc.                                    41,300         899,514
Duke Realty Corp.                                      189,080       5,644,038
EastGroup Properties, Inc.                              27,840       1,049,568
Equity Office Properties Trust                         533,485      16,073,903
First Industrial Realty Trust, Inc.                     56,520       2,138,152
Glenborough Realty Trust, Inc.                          42,260         808,011
Highwoods Properties, Inc.                              71,070       1,906,097
HRPT Properties, Inc.                                  264,350       3,148,409
Kilroy Realty Corp.                                     38,030       1,555,807

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 100.4% (Continued)                     SHARES          VALUE
--------------------------------------------------------------------------------
INDUSTRIAL/OFFICE - 29.5% (Continued)
Liberty Property Trust                                 114,000     $ 4,451,700
Mack-Cali Realty Corp.                                  74,790       3,167,356
Parkway Properties, Inc.                                18,610         869,087
Prentiss Properties Trust                               59,480       2,031,837
ProLogis Trust                                         243,300       9,026,430
PS Business Parks, Inc.                                 25,400       1,023,620
Reckson Associates Realty Corp.                        107,140       3,289,198
SL Green Realty Corp.                                   53,750       3,021,825
                                                                   -----------
                                                                    89,226,417
                                                                   -----------
MORTGAGE - 1.1%
Thornburg Mortgage, Inc.                               123,510       3,463,220
                                                                   -----------

RETAIL CENTERS - 26.9%
Acadia Realty Trust                                     41,460         666,677
CBL & Associates Properties, Inc.                       38,830       2,776,733
Commercial Net Lease Realty                             68,760       1,268,622
Developers Diversified Realty Corp.                    142,642       5,670,020
Federal Realty Investment Trust                         69,380       3,354,523
General Growth Properties, Inc.                        289,340       9,866,494
Glimcher Realty Trust                                   47,230       1,119,351
Heritage Property Investment Trust                      62,100       1,843,128
Kimco Realty Corp.                                     139,895       7,540,341
Kramont Realty Trust                                    31,950         747,630
Macerich Co. (The)                                      78,420       4,178,218
Mills Corp.                                             72,510       3,835,779
New Plan Excel Realty Trust                            136,280       3,421,991
Pan Pacific Retail Properties, Inc.                     53,740       3,049,745
Ramco-Gershenson Properties Trust                       20,470         555,761
Realty Income Corp.                                    105,290       2,409,035
Regency Centers Corp.                                   82,910       3,949,003
Saul Centers, Inc.                                      18,430         589,760
Simon Property Group, Inc.                             292,600      17,725,708
Tanger Factory Outlet Centers, Inc.                     36,300         798,600
Taubman Centers, Inc.                                   66,120       1,834,169
Urstadt Biddle Properties - Class A                     32,134         490,044
Weingarten Realty Investors                            111,775       3,857,355
                                                                   -----------
                                                                    81,548,687
                                                                   -----------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 100.4% (Continued)                     SHARES          VALUE
--------------------------------------------------------------------------------
SELF STORAGE - 4.0%
Public Storage, Inc.                                   153,874     $ 8,761,586
Shurgard Storage Centers, Inc. - Class A                61,500       2,520,270
Sovran Self Storage, Inc.                               20,880         827,474
                                                                   -----------
                                                                    12,109,330
                                                                   -----------
SPECIALTY - 5.0%
Capital Automotive REIT                                 53,410       1,768,939
Entertainment Properties Trust                          33,140       1,372,990
Plum Creek Timber Co., Inc.                            243,170       8,681,169
Rayonier, Inc.                                          66,400       3,288,792
                                                                   -----------
                                                                    15,111,890
                                                                   -----------

TOTAL COMMON STOCKS (Cost $255,283,306)                           $304,218,252
                                                                   -----------

================================================================================
CASH EQUIVALENTS - 1.1%                                SHARES          VALUE
--------------------------------------------------------------------------------

First American Treasury Obligation Fund - Class A
Cost ($3,305,991)                                    3,305,991     $ 3,305,991
                                                                   -----------

TOTAL INVESTMENT SECURITIES - 101.5% (Cost
 $258,589,297)                                                    $307,524,243

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5%)                      (4,534,863)
                                                                   -----------

NET ASSETS - 100.0%                                               $302,989,380
                                                                   ===========


See accompanying notes to Portfolio of Investments.

WELLS S&P REIT INDEX FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)


1.   SECURITIES VALUATION

The Wells S&P REIT Index Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.


2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2005:


         Cost of portfolio investments                     $260,945,858
                                                           ============

         Gross unrealized appreciation                     $ 50,867,842
         Gross unrealized depreciation                       (4,289,457)
                                                           ------------

         Net unrealized appreciation                       $ 46,578,385
                                                           ============

The difference between the federal income tax cost of portfolio investments and the cost as stated on the Portfolio of Investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
             ---------------------------------------------------------


By (Signature and Title)*    /s/ Leo F. Wells III
                          -------------------------------------------------

                          Leo F. Wells III, President

Date          May 13, 2005
      ----------------------------------






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Leo F. Wells III
                          -------------------------------------------------

                           Leo F. Wells III, President

Date          May 13, 2005
      ----------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                          -------------------------------------------------

                          Mark J. Seger, Treasurer

Date         May 13, 2005
     -----------------------------------


* Print the name and title of each signing officer under his or her signature.